PENSION BENEFITS - Net periodic benefit costs reflected in the Company's Financial Statements (Details) - Pension Plan - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure
Net periodic benefit cost	$ (115)	$ 105	$ (169)	$ 126	$ 2,438	$ 2,170
Selling, general and administrative expense
Defined Benefit Plan Disclosure
Net periodic benefit cost	16	14	69	41	1,824	1,670
Other income, net
Defined Benefit Plan Disclosure
Net periodic benefit cost	$ (131)	$ 91	$ (238)	$ 85	$ 0	$ 0